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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	6/30/07

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.5%
EDUCATION – 4.2%
Education – 2.4%
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	750,000	774,885
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004,
	5.625% 04/01/34	925,000	973,812
OH University of Cincinnati
	Series 2003 C,
	Insured: FGIC
	5.000% 06/01/21	1,000,000	1,066,440
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	1,100,000	1,123,353
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	514,095
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	11,000,000	11,503,800
WV University
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	734,263
	(a) 04/01/25	2,750,000	1,211,320
Education Total			17,901,968
Prep School – 0.7%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	965,000	1,003,359
KY Louisville & Jefferson County Metropolitan Government
	Assumption High School, Inc.,
	Series 2006,
	5.000% 10/01/35	1,500,000	1,539,330
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,023,850

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	717,667
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,
	5.400% 06/01/17	835,000	857,144
Prep School Total			5,141,350
Student Loan – 1.1%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: MBIA
	4.375% 11/15/21	1,400,000	1,409,940
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	4,000,000	4,250,080
NM Educational Assistance Foundation
	Series 1996 A-2, AMT,
	6.650% 11/01/25	1,915,000	1,919,864
OH Student Loan Funding Corp.
	Series 1992 B, AMT,
	6.750% 01/01/07	1,075,000	1,076,419
Student Loan Total			8,656,303
EDUCATION TOTAL			31,699,621
HEALTH CARE – 23.7%
Continuing Care Retirement – 9.5%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	757,603
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	2,900,000	2,940,281
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.850% 12/01/33	660,000	704,319
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	1,250,000	1,400,375
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 1999 A,
	5.500% 11/15/29	1,200,000	1,228,776

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Orange County Health Facilities Authority
	Orlando Lutheran,
	Series 2005,
	5.700% 07/01/26	1,000,000	1,015,370
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,317,837
FL St. Johns County Industrial Development Authority
	Lifecare St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	2,000,000	2,000,000
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	1,052,580
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	531,360
	7.400% 01/01/34	1,000,000	1,059,430
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	2,070,500
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,893,247
IL Health Facilities Authority
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	1,000,000	1,087,200
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,865,417
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	385,000	391,865
MA Development Finance Agency
	Berkshire Retirement Community, Inc.,
	Series 1999,
	5.625% 07/01/29	1,250,000	1,278,887
	Loomis House, Inc.:
	Series 1999 A,
	5.625% 07/01/15	650,000	668,922
	Series 2002 A,
	6.900% 03/01/32	220,000	241,960

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,841,455
MI Kentwood Economic Development Corp.
	Holland Home,
	Series 2006 A,
	5.375% 11/15/36	2,500,000	2,612,050
MT Facility Finance Authority
	St John’s Lutheran Minstries, Inc.
	Series 2006 A,
	6.125% 05/15/36	1,000,000	1,044,600
NC Medical Care Commission
	United Methodist Retirement Homes, Inc.,
	Series 2005 C,
	5.500% 10/01/32	1,000,000	1,035,180
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:
	5.625% 07/01/18	500,000	509,820
	5.750% 07/01/28	1,665,000	1,689,975
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	415,188
	5.875% 01/01/37	1,330,000	1,379,516
	Refunding Cranes Mill Project A,
	Series 2005 A,
	5.000% 06/01/20	2,120,000	2,160,280
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	1,625,000	1,807,097
NY East Rochester Housing Authority
	Refunding Senior Living Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,723,715
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,855,035

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	790,860
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,028,200
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	750,000	795,983
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:
	6.125% 02/01/28	1,400,000	1,485,904
	6.250% 02/01/35	1,350,000	1,431,000
SC Jobs Economic Development Authority
	Refunding First Mortgage Wesley Commons,
	Series 2006,
	5.300% 10/01/36(c)	1,750,000	1,752,695
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	260,630
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,841,334
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	726,638
	Series 2006,
	6.250% 12/01/34	500,000	509,630
	Trezevant Manor,
	Series 2006 A,
	5.750% 09/01/37	2,700,000	2,752,407
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,376,001
	Series 2003 A,
	7.000% 11/15/33	800,000	869,496
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	2,100,000	2,140,047

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.125% 02/15/34	1,000,000	1,111,700
TX Tarrant County Cultural Education Facilities
	Northwest Senior Housing-Edgemere,
	Series 2006 A,
	6.000% 11/15/36	1,000,000	1,060,230
VA James City County Economic Development Authority
	Williamsburg Landing, Inc.,
	Series 2005 A,
	5.500% 09/01/34	750,000	777,518
VA Suffolk Industrial Development Authority
	Refunding First Mortgage Lake Prince Center,
	Series 2006,
	5.150% 09/01/24	750,000	762,668
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.375% 11/01/32	700,000	720,223
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	2,232,494
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	500,000	510,550
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	822,192
	Series 2004 A,
	5.500% 08/15/34	870,000	890,819
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	756,413
Continuing Care Retirement Total			70,985,472
Health Services – 0.6%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998,
	5.375% 01/01/23	1,080,000	1,093,878
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	370,000	384,611
	5.750% 02/01/29	550,000	571,082

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	GTY AGMT: Harvard Pilgrim Health Care
	9.000% 12/15/15	1,500,000	1,860,030
MN Minneapolis & St. Paul Housing Redevelopment Authority
	Healthpartners,
	Series 2003,
	5.875% 12/01/29	400,000	434,132
Health Services Total			4,343,733
Hospitals – 10.7%
AR Washington County
	Washington Regional Medical Center:
	Series 2005 A,
	5.000% 02/01/35	1,000,000	1,018,300
	Series 2005 B,
	5.000% 02/01/30	250,000	255,455
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12(d)	1,849,099	4,623
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	500,000	534,485
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 G,
	5.250% 07/01/23	500,000	529,660
	Stanford Hospital & Clinics Projects,
	Series 2003 A,
	5.000% 11/15/23	1,500,000	1,562,865
CA Statewide Communities Development Authority
	Huntington Memorial Hospital,
	Series 2005,
	5.000% 07/01/35	3,500,000	3,604,825
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	1,750,000	1,717,730
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	2,000,000	2,092,520
CA Whittier
	Presbyterian Intercommunity Hospital,
	Series 2002,
	5.750% 06/01/31	1,000,000	1,071,740
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	300,000	330,417
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	1,000,000	1,043,370

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 1997 B,
	5.500% 07/01/27	730,000	749,936
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital Project,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	1,047,880
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2003 B,
	5.125% 11/15/24	1,000,000	1,041,410
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	855,000	907,069
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	833,220
	6.375% 10/01/34	500,000	552,730
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,531,736
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	512,075
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999:
	5.500% 08/15/20	500,000	516,085
	5.625% 08/15/29	250,000	257,580
IN Health & Educational Facility Financing Authority
	Clarian Health Partners,
	Series 2006 A,
	5.000% 02/15/39	1,875,000	1,923,750
	Jackson County Schneck Memorial
	Series 2006 A,
	5.250% 02/15/30	1,000,000	1,057,600
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	850,000	911,242

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	515,279
	5.625% 08/15/29	240,000	242,434
MA Health & Educational Facilities Authority
	Jordan Hospital:
	Series 1998 D,
	5.250% 10/01/18	600,000	609,510
	Series 2003 E,
	6.750% 10/01/33	750,000	826,305
	Milford-Whitinsville Regional Hospital:
	Series 1998 C,
	5.750% 07/15/13	610,000	630,667
	Series 2002 D,
	6.350% 07/15/32	1,715,000	1,835,633
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	400,000	414,744
	5.750% 01/01/25	600,000	645,672
MI Dickinson County
	Dickinson County Healthcare System,
	Series 1999,
	5.800% 11/01/24	1,000,000	1,034,590
MI Hospital Finance Authority
	Henry Ford Health,
	Series 2006 A,
	5.000% 11/15/21	1,000,000	1,059,470
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,568,150
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	1,600,000	1,734,480
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005,
	5.150% 11/15/20	750,000	775,125
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,128,435
MO Health & Educational Facilities Authority
	Lake Regional Health Systems Project,
	Series 2003,
	5.700% 02/15/34	1,000,000	1,064,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	2,750,000	2,794,495
MT Facilities Finance Authority
	Montana’s Children’s Home and Hospital,
	Series 2005 B,
	4.750% 01/01/24	750,000	766,913
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,064,680
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	6.125% 07/01/32	50,000	54,198
	Littleton Hospital Association, Inc.:
	Series 1998 A:
	5.900% 05/01/18	500,000	515,365
	6.000% 05/01/28	1,000,000	1,032,650
	Series 1998 B,
	5.900% 05/01/28	675,000	694,859
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/21	1,000,000	1,038,350
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	1,250,000	1,347,600
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/24	745,000	758,693
NM Farmington
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	517,020
NV Henderson
	St. Rose Dominican Hospital:
	Series 1998 A,
	5.375% 07/01/26	610,000	624,664
	Series 1998,
	5.125% 07/01/28	540,000	549,952
NY Dormitory Authority
	Mount Sinai Hospital, NYU Medical Center:
	Series 2000 C,
	5.500% 07/01/26	2,275,000	2,313,675
	Series 2000,
	5.500% 07/01/26	225,000	228,825

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	400,000	427,508
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,115,000	1,138,092
OH Highland County Joint Township
	Series 1999,
	6.750% 12/01/29	1,845,000	1,895,793
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,340,462
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.
	5.250% 05/15/17	1,000,000	1,068,750
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	252,515
OK Development Finance Authority
	Duncan Regional Hospital,
	Series 2003 A,
	5.125% 12/01/23	2,000,000	2,080,760
OK Stillwater Medical Center Authority
	Series 2003,
	5.625% 05/15/23	1,000,000	1,092,260
	Series 2005,
	5.000% 05/15/17	1,155,000	1,195,125
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,550,000	1,584,317
SC Jobs Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002,
	5.500% 11/15/23	2,250,000	2,395,215
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	1,100,000	1,152,558
TN Johnson City Health & Educational Facilities Board
	Mountain States Health Alliance,
	Series 2006 A,
	5.500% 07/01/36	750,000	797,670

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	150,000	159,549
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	800,160
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	2,000,000	2,180,560
WA Skagit County Public Hospital District No. 1
	Series 2003,
	6.000% 12/01/23	1,000,000	1,087,180
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	779,352
	Fort Healthcare, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	2,179,401
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	1,050,000	1,129,128
Hospitals Total			79,731,651
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,430,000	1,453,080
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,185,000	1,204,126
LA Public Facilities Authority
	Progressive Healthcare Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	2,009,400
Intermediate Care Facilities Total			4,666,606
Nursing Homes – 2.3%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,705,000	1,709,689

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	750,000	766,283
	Volunteers of America Care Facilities:
	Series 1998 A,
	5.750% 07/01/20	700,000	720,328
	Series 1999 A:
	5.750% 07/01/10	550,000	557,172
	6.000% 07/01/29	520,000	534,019
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	635,000	637,965
Greystone Midwest Junior Lien
	7.148% 08/01/36(e)	3,581,328	3,199,999
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.500% 07/01/08	210,000	214,559
	5.750% 07/01/18	600,000	618,018
	5.750% 07/01/28	1,475,000	1,486,933
MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	2,170,000	2,221,103
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	835,000	834,766
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	2,066,100
	Series 2001 A,
	8.000% 09/01/30	1,000,000	1,105,110
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	385,000	403,091
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	50,000	34,849
	Nursing Homes Total		17,109,984
	HEALTH CARE TOTAL		176,837,446

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 14.2%
Assisted Living/Senior – 1.7%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,355,000	2,172,464
GA Columbus Housing Authority
	The Gardens at Calvary Project,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,950,060
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	1,104,709
NC Medical Care Commission
	DePaul Community Facilities, Inc.:
	Series 1998,
	6.125% 01/01/28	500,000	478,365
	Series 1999,
	7.625% 11/01/29	1,910,000	2,009,759
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,952,231
	6.000% 05/01/29	625,000	643,788
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999,
	6.200% 06/01/29	1,000,000	1,015,980
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	543,415
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005,
	5.250% 10/01/27	700,000	705,747
Assisted Living/Senior Total			12,576,518
Multi-Family – 5.2%
CA Statewide Communities Development Authority
	Series 2005, AMT,
	Insured: GNMA
	5.050% 01/20/41	5,000,000	5,144,750

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
CO Health Facilities Authority
	Birchwood Manor Project,
	Series 1991 A,
	Guarantor: GNMA
	7.250% 04/01/11	330,000	330,066
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,469,096
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	895,000	885,334
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,250,000	1,330,150
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	1,500,000	1,516,980
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,220,000	1,290,321
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	5,000,000	5,183,600
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	767,115
ME Housing Authority
	Series 2005 A-2, AMT,
	4.950% 11/15/27	2,500,000	2,532,500
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,603,024
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	435,000	446,471
MN White Bear Lake
	Birch Lake Townhomes,
	Series 1989 A,
	9.750% 07/15/19	750,000	711,375

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,677,658
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,196,160
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	2,750,000	2,811,298
OH Montgomery County
	Heartland of Centerville, LLC.,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	750,000	764,655
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,763,880
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(f)	455,481	450,999
TN Franklin Industrial Development Board
	Landings Apartment,
	Series 1996 B,
	8.750% 04/01/27	1,500,000	1,523,325
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	575,000	592,612
	Series 2000 D,
	10.000% 12/01/32	680,000	704,895
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	1,000,000	1,020,460
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Insured: GNMA
	5.050% 11/20/37	3,000,000	3,066,210
Multi-Family Total			38,782,934
Single-Family – 7.3%
AK Development Finance Authority
	Series 2005 D, AMT,
	Insured: GNMA
	4.750% 07/01/35	240,000	239,237

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
CO Housing & Finance Authority
	Series 1995 D-1, AMT,
	7.375% 06/01/26	50,000	51,531
	Series 1997 A-2, AMT,
	7.250% 05/01/27	45,000	45,709
CT Housing Finance Authority
	Series 2005 D-2, AMT,
	4.850% 11/15/36	5,000,000	5,038,800
FL Housing Finance Corp.
	Series 2006 1, AMT,
	Insured: GNMA
	4.850% 07/01/37	2,000,000	2,013,480
FL Lee County Housing Finance Authority
	Series 2006 A,
	Insured: GNMA
	5.000% 03/01/39	2,000,000	2,035,420
MA Housing Finance Agency
	Series 2005 A, AMT,
	5.200% 06/01/36	1,500,000	1,538,610
	Series 2006 122, AMT,
	4.875% 12/01/37	4,000,000	4,018,000
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	2,000,000	2,005,100
MN Housing Finance Agency
	Series 2006I, AMT,
	5.000% 07/01/21	1,350,000	1,397,439
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Insured: GNMA
	5.000% 12/01/38	2,750,000	2,798,922
MO Housing Development Commission
	Series 2006 C1,
	Insured: GNMA
	5.000% 09/01/37	2,500,000	2,548,575
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,015,590
NC Housing Finance Agency
	Series 2006 23-A, AMT,
	4.800% 01/01/37	2,500,000	2,506,550
NJ Housing & Mortgage Finance Agency
	Series 2005 M, AMT,
	5.000% 10/01/36	1,870,000	1,925,315

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
OK Housing Finance Agency
	Series 2006 C, AMT,
	Insured: GNMA
	5.000% 09/01/26	2,000,000	2,046,160
	Series 2006, AMT,
	Insured: GNMA
	4.850% 09/01/37	2,435,000	2,446,469
PA Housing Finance Agency
	Series 2005 90-A, AMT,
	4.700% 10/01/25	1,485,000	1,493,271
PA Pittsburgh Urban Redevelopment Authority
	Series 2006 A, AMT,
	Insured: GNMA
	5.000% 10/01/36	1,750,000	1,783,425
RI Housing & Mortgage Finance Corp.
	Series 2005, AMT,
	4.750% 10/01/30	4,000,000	4,015,040
TN Housing Development Agency
	Series 2006,
	5.000% 07/01/21	1,425,000	1,477,255
TX Affordable Housing Corp.
	Series 2005 A, AMT,
	Insured: GNMA
	5.100% 09/01/39	3,300,000	3,481,038
UT Utah Housing Corp.
	Series 2006, AMT:
	4.850% 07/01/26	1,000,000	1,028,660
	4.950% 07/01/37	2,000,000	2,067,900
VA Housing Development Authority
	Series 2005 A, AMT,
	5.000% 01/01/31	1,500,000	1,529,130
WA Housing Finance Commission
	Single Family Program,
	Series 2006 5a,
	Insured: GNMA,
	4.900% 06/01/37(c)	2,000,000	2,010,740
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,925,000	1,935,356
Single-Family Total			54,492,722
HOUSING TOTAL			105,852,174
INDUSTRIALS – 5.0%
Food Products – 0.4%
MI Strategic Fund
	Imperial Holly Corp.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,028,910

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Food Products – (continued)
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,508,385
OH Toledo Lucas County Port Authority
	Cargill, Inc. Project,
	Series 2004 A,
	4.800% 03/01/22	500,000	508,155
Food Products Total			3,045,450
Forest Products & Paper – 1.5%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	300,737
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,181,800
	Series 2005 A,
	5.200% 06/01/25	1,000,000	1,018,510
AL Phoenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	GTY AGMT: Meadwestvaco Corp.
	6.350% 05/15/35	1,000,000	1,074,410
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	255,158
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	2,800,000	2,806,944
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,405,072
	Series 1992 B,
	6.700% 04/01/22	230,000	274,882
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	405,160
Forest Products & Paper Total			10,722,673

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Manufacturing – 0.4%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	740,000	752,165
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron Inc.
	6.250% 06/15/32	1,875,000	2,001,094
Manufacturing Total			2,753,259
Metals & Mining – 0.3%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(f)	380,000	395,048
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	2,100,000	2,099,958
Metals & Mining Total			2,495,006
Oil & Gas – 2.4%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	312,203
NV Clark County Industrial Development Authority
	Southwest Gas Corp.:
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,868,563
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	10,000,000	10,160,500
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	993,922
TX Texas City Industrial Development Corp.
	BP Pipelines N.A., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,598,740
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	875,000	965,816
	Series 2004, AMT,
	5.875% 07/01/22	1,000,000	1,093,210

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	125,000	140,881
Oil & Gas Total			18,133,835
INDUSTRIALS TOTAL			37,150,223
OTHER – 11.2%
Other – 0.4%
NJ Economic Development Authority
	Motor Vehicle Commission,
	Series 2003 A,
	Insured: MBIA
	(a) 07/01/14	2,500,000	1,861,925
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,250,000	1,342,337
Other Total			3,204,262
Other Industrial Development Bonds – 0.6%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	4,046,720
Other Industrial Development Bonds Total			4,046,720
Pool/Bond Bank – 0.4%
OH Cleveland-Cuyahoga County Port Authority
	Series 2004 E,
	5.600% 05/15/25	530,000	548,847
	Series 2005 B,
	LOC: Fifth Third Bank
	5.125% 05/15/25	750,000	763,913
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	495,000	501,103
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,446,046
Pool/Bond Bank Total			3,259,909
Refunded/Escrowed(g) – 7.4%
CA ABAG Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998,
	Pre-refunded 11/15/08:
	6.375% 11/15/15	580,000	610,114

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	6.375% 11/15/28	550,000	591,222
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	1,250,000	1,387,887
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	Pre-refunded 08/15/09,
	6.500% 08/15/21	1,000,000	1,095,670
CA Pasadena Community College District
	Series 2003 A,
	Pre-refunded 06/01/13,
	Insured: FGIC
	5.000% 06/01/19	1,290,000	1,399,960
CA Statewide Communities Development Authority
	Eskaton Village – Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	1,710,000	2,006,309
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	293,544
	Pre-refunded 09/01/09,
	11.250% 09/01/11(h)	325,000	391,843
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	457,488
CO Department of Transportation
	Series 2001,
	Pre-refunded 12/15/08,
	Insured: MBIA:
	7.045% 12/15/08(f)(i)	3,000,000	3,539,970
	7.045% 12/15/08(f)(i)	2,000,000	2,359,560
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	(a) 09/01/35	17,500,000	2,308,250
CT Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	195,000	196,412
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA:

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	5.900% 08/01/19	500,000	536,160
	6.000% 08/01/29	750,000	806,160
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	20,000	21,512
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	388,843
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC
	7.525% 10/01/23(f)(i)	7,500,000	8,939,625
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	480,000	490,594
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	836,059
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	88,540
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	465,000	580,669
IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,
	Pre-refunded 08/01/08,
	5.650% 08/01/28	1,725,000	1,784,167
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001 A,
	Pre-refunded 08/15/11,
	7.375% 08/15/31	1,300,000	1,524,211
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/16	1,425,000	1,547,393
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	342,369

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	Pre-refunded 04/01/10,
	7.500% 04/01/19	250,000	281,418
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,100,100
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	45,000	46,350
NH Higher Educational & Health Facilities Authority,
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	394,702
NJ Economic Development Authority
	Winchester Gardens,
	Series 1996 A,
	Pre-refunded 11/01/06,
	8.625% 11/01/25	2,000,000	2,048,680
NM Red River Sports Facility
	Red River Ski Area,
	Series 1998,
	6.450% 06/01/07	50,000	50,024
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	180,000	186,133
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	Escrowed to Maturity,
	(a) 06/01/08	2,100,000	1,978,053
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003:
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/25	3,600,000	1,669,248
	Insured: MBIA
	(a) 07/01/26	4,400,000	1,954,524
NY New York
	Series 1995 B,
	Escrowed to Maturity,
	7.250% 08/15/07	140,000	144,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
PA Economic Development Financing Authority
	Northampton Generating,
	Series 1994 B, AMT,
	Escrowed to Maturity,
	6.750% 01/01/07	10,000	10,046
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	Pre-refunded 05/01/10,
	7.625% 05/01/31	825,000	941,490
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	Pre-refunded 02/01/07,
	6.500% 10/01/27	2,000,000	2,058,100
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	260,000	284,791
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	260,000	284,791
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: RAD
	5.875% 12/01/21	600,000	652,290
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	2,125,000	2,248,951
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	925,000	1,038,090
Refunded/Escrowed Total			54,896,872
Tobacco – 2.4%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1:
	6.250% 06/01/33	2,850,000	3,138,819
	6.750% 06/01/39	200,000	226,472
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	3,136,860

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
LA Tobacco Settlement Financing Corp.
	Series 2001 B,
	5.875% 05/15/39	1,000,000	1,059,360
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	2,000,000	2,250,600
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	864,500
NY TSASC, Inc.
	Series 2006 1,
	5.125% 06/01/42	3,250,000	3,310,580
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	879,250
SC Tobacco Settlement Management Authority
	San Diego County Tabacco,
	Series 2001 B,
	6.375% 05/15/28	1,000,000	1,078,020
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.625% 06/01/37	2,000,000	2,107,500
Tobacco Total			18,051,961
OTHER TOTAL			83,459,724
OTHER REVENUE – 3.1%
Hotels – 1.3%
MD Economic Development Corp. Revenue
	Refunding,
	Series 2006 A,
	5.000% 12/01/31(c)	2,250,000	2,218,815
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,250,000	4,393,777
	Series 2005 C,
	8.750% 01/01/37	1,250,000	1,266,313
TX San Antonio Convention Hotel Finance Corp.
	Hotel Investments LP,
	Series 2005 A, AMT,
	Insured: AMBAC
	5.000% 07/15/34	1,500,000	1,545,630
Hotels Total			9,424,535

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – 1.1%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,000,000	1,085,980
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(f)	520,000	535,730
	8.750% 10/01/19(f)	1,800,000	1,862,226
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15(f)	2,000,000	1,288,060
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(f)	475,000	506,255
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19	1,250,000	1,293,462
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(f)	1,700,000	1,729,002
Recreation Total			8,300,715
Retail – 0.7%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,750,000	1,926,523
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	2,750,000	2,794,412
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	395,000	400,313
Retail Total			5,121,248
OTHER REVENUE TOTAL			22,846,498
RESOURCE RECOVERY – 1.5%
Disposal – 0.7%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	2,155,544
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	2,000,000	1,959,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
UT Carbon County
	Laidlaw Environmental,
	Series 1997 A, AMT,
	7.450% 07/01/17	1,500,000	1,561,470
Disposal Total			5,676,114
Resource Recovery – 0.8%
MA Development Finance Agency
	Ogden Haverhill Associates,
	Series 1999 A, AMT,
	6.700% 12/01/14	750,000	807,877
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	519,855
	5.600% 12/01/19	1,000,000	1,031,830
NY Niagara County Industrial Development Agency
	American REF-Fuel Co., LLC,
	Series 2001 A, AMT,
	5.450% 11/15/26	1,000,000	1,069,200
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	2,225,000	2,320,386
Resource Recovery Total			5,749,148
RESOURCE RECOVERY TOTAL			11,425,262
TAX-BACKED – 15.7%
Local Appropriated – 1.8%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,500,000	1,550,295
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,142,700
MN Andover Economic Development Authority
	Andover Community Center,
	Series 2004,
	5.200% 02/01/34	750,000	784,747
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,833,210

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	2,000,000	2,054,420
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	1,000,000	1,050,750
SC Lancaster Educational Assistance Program
	Series 2004,
	5.000% 12/01/26	1,350,000	1,385,424
SC Laurens County School District No. 55
	Lancaster County School District,
	Series 2005,
	5.250% 12/01/30	1,400,000	1,464,176
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	750,000	767,123
Local Appropriated Total			13,032,845
Local General Obligations – 3.0%
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	870,345
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/19	2,000,000	2,146,980
CA Los Angeles Unified School District
	Series 1997 E,
	Insured: MBIA
	5.125% 01/01/27	3,800,000	4,011,622
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	800,000	931,088
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/19	2,650,000	1,540,498
CA William S. Hart Union High School District
	Series 2003 A,
	Insured: MBIA
	5.000% 09/01/19	1,625,000	1,744,974
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	1,061,240

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	1,041,610
IL Hoffman Estates Park District
	Series 2004,
	5.250% 12/01/23	1,000,000	1,057,050
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,800,000	2,010,618
NY New York City
	Series 1995 B,
	7.250% 08/15/07	860,000	886,497
	Series 2003 J,
	5.500% 06/01/18	1,500,000	1,634,205
OH Dublin City School District
	Series 2003,
	Insured: FSA
	5.000% 12/01/20	2,450,000	2,623,411
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,066,660
Local General Obligations Total			22,626,798
Special Non-Property Tax – 1.6%
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(j) 01/01/24 (6.250% 01/01/08)	1,500,000	1,440,810
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	625,000	650,619
	Series 2006,
	4.875% 10/01/28	2,100,000	2,079,000
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	331,349
	5.750% 06/15/29	1,000,000	1,074,610
NY Thruway Authority
	Series 2003 A,
	Insured: MBIA
	5.000% 03/15/20	3,500,000	3,736,495
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/19	2,320,000	2,679,994
Special Non-Property Tax Total			11,992,877

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
Special Property Tax – 5.0%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	125,000	126,956
CA Huntington Beach Community Facilities District
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,346,037
CA Irvine Improvement Bond Act 1915
	No. 00-18-GRP 3,
	Series 2003,
	5.550% 09/02/26	500,000	515,985
CA Lincoln Community Facilities District No. 2003-1
	Series 2004:
	5.750% 09/01/20	455,000	485,553
	5.900% 09/01/24	455,000	488,693
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	2,087,280
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	532,760
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2003 A,
	5.550% 08/15/33	1,000,000	1,029,700
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1–B,
	Series 2003,
	5.750% 09/02/33	1,000,000	1,031,780
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	700,000	732,844
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	600,000	614,172
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	975,000	1,034,456

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	980,000	1,042,514
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	725,000	777,004
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	685,000	752,370
	Series 2003 B,
	5.375% 05/01/08	210,000	210,987
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	760,000	807,006
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	250,000	251,408
	Series 2000 A,
	7.200% 05/01/30	655,000	674,178
	Series 2002 A,
	6.700% 05/01/33	250,000	266,065
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	2,093,260
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	230,000	235,207
	5.800% 05/01/26	600,000	613,542
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	495,000	510,479
	Series 2004 B,
	5.000% 05/01/09	570,000	571,875
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	700,000	703,997
	Series 1998 B,
	5.700% 05/01/08	25,000	25,117

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	1,750,000	1,789,165
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	800,000	849,472
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	2,750,000	2,808,465
GA Atlanta
	Series 2005 B,
	5.600% 01/01/30	1,000,000	1,037,330
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,298,402
IL Du Page County Special Service Area No. 31
	Series 2006,
	5.625% 03/01/36	750,000	781,785
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	791,198
IL Plano Special Service Area No.4
	Series 2005 5-B,
	6.000% 03/01/35	3,000,000	3,006,120
IL Volo Village Special Service Area No. 3
	Series 2006 1,
	6.000% 03/01/36	2,000,000	2,036,280
IN City of Portage
	Series 2006,
	5.000% 07/15/23	700,000	711,333
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	1,000,000	1,073,370
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	500,000	508,030
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,316,756
Special Property Tax Total			37,568,931

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – 1.4%
CA Public Works Board
	Series 2004 A,
	5.500% 06/01/19	1,000,000	1,106,970
LA Military Department
	Custody Receipts:
	Series 2004,
	4.850% 05/01/24	1,500,000	1,499,955
	Series 2006,
	5.000% 08/01/24	4,330,000	4,482,892
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center,
	Series 1990 E,
	7.250% 01/01/10	1,260,000	1,335,147
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	1,465,000	1,578,772
State Appropriated Total			10,003,736
State General Obligations – 2.9%
CA State
	Series 2003:
	5.250% 02/01/18	2,000,000	2,227,940
	5.250% 02/01/20	2,000,000	2,243,160
	5.250% 02/01/23	800,000	900,568
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	5,825,000	6,736,496
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Insured: FSA,
	5.500% 07/01/18	2,440,000	2,797,704
	Series 2004 A,
	5.000% 07/01/30	1,390,000	1,462,210
PR Commonwealth of Puerto Rico
	Series 2006 B,
	5.000% 07/01/35	5,000,000	5,179,300
State General Obligations Total			21,547,378
TAX-BACKED TOTAL			116,772,565
TRANSPORTATION – 6.1%
Air Transportation – 2.5%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24	400,000	448,232

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	700,687
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	GTY AGMT: Federal Express Corp.
	5.100% 01/15/17	1,000,000	1,054,670
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC
	5.500% 01/01/16	2,935,000	3,097,863
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,505,370
	Series 2000, AMT,
	7.750% 02/01/28	1,250,000	1,346,675
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	1,028,910
	6.250% 09/15/29	500,000	514,455
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	1,216,680
NY New York City Industrial Development Agency
	American Airlines, Inc,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.750% 08/01/31	1,000,000	1,182,360
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/21	1,250,000	1,356,488
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT:
	5.250% 01/01/09	225,000	226,256
	5.500% 01/01/24	1,000,000	1,009,700
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	2,723,580
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	1,005,000	1,059,360
Air Transportation Total			18,471,286

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 1.1%
CA Burbank Glendale Pasadena Airport Authority
	Series 2005 B, AMT,
	Insured: AMBAC
	5.000% 07/01/23	1,500,000	1,572,495
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC
	5.000% 10/01/33	1,500,000	1,551,930
GA Augusta Airport
	Series 2005,
	5.150% 01/01/35	600,000	613,392
NC Charlotte/Douglas International Airport
	Series 1999, AMT,
	Insured: MBIA
	8.110% 04/20/19(f)(h)(i)	4,000,000	4,504,720
Airports Total			8,242,537
Ports – 0.8%
WA Port of Seattle
	Series 2000 A, AMT,
	Insured: MBIA
	8.015% 08/01/07(f)(i)	1,250,000	1,416,150
	Series 2000 B, AMT,
	Insured: MBIA
	8.015% 08/01/08(f)(i)	3,750,000	4,370,587
Ports Total			5,786,737
Toll Facilities – 1.2%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	4,000,000	2,422,760
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	2,750,000	2,747,772
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	2,310,000	2,684,613
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	1,225,000	1,407,084
Toll Facilities Total			9,262,229

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 0.5%
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000,
	7.375% 01/01/40	3,750,000	3,907,500
Transportation Total			3,907,500
TRANSPORTATION TOTAL			45,670,289
UTILITIES – 11.8%
Independent Power Producers – 1.1%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	3,000,000	3,046,110
	6.750% 10/01/19	120,000	121,844
PA Carbon City Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	725,000	764,788
PA Economic Development Financing Authority
	Colver Project,
	Series 2005 G, AMT,
	5.125% 12/01/15	825,000	822,583
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	3,000,000	3,000,690
Independent Power Producers Total			7,756,015
Investor Owned – 6.5%
AZ Maricopa County Pollution Control Corp.
	Southern California Edison Co.,
	Series 2000 A,
	2.900% 06/01/35	1,000,000	968,270
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,401,238
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	1,500,000	1,531,140
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38	2,500,000	2,562,875
IN Petersburg
	Indianapolis Power & Light Co.:
	Series 1991,
	5.750% 08/01/21	1,000,000	1,050,870
	Series 1995,
	6.625% 12/01/24	255,000	256,255

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	502,815
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	250,000	251,040
MS Business Finance Corp.
	Systems Energy Resources, Inc. Project,
	Series 1999,
	5.900% 05/01/22	1,500,000	1,502,400
MT Forsyth
	Northwestern Corp.,
	Series 2006,
	Insured: AMBAC
	4.650% 08/01/23	3,000,000	3,068,370
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	375,000	385,271
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Carolina Power & Light Co.,
	Series 2002,
	5.375% 02/01/17	2,000,000	2,122,320
NH Business Finance Authority
	Pubilc Service Co. NH,
	Series 2006 B, AMT,
	Insured: MBIA
	4.750% 05/01/21	7,250,000	7,421,245
NM Farmington
	Tucson Electric Power Co.,
	Series 1997 A,
	6.950% 10/01/20	2,000,000	2,089,860
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	2,135,000	2,144,202
	Series 1997 A, AMT,
	5.900% 11/01/32	750,000	750,240
	Southern California Edison Co.,
	Series 2000 A, AMT,
	3.250% 06/01/31	1,000,000	974,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	6,250,000	6,359,375
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	800,000	860,536
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	GTY AGMT: Scana Corp.
	4.875% 10/01/14	1,500,000	1,558,920
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 1994, AMT,
	5.400% 05/01/29	1,500,000	1,553,850
	Series 2001 C, AMT,
	5.750% 05/01/36	515,000	547,043
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	1,330,143
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT:
	7.450% 01/01/09	2,100,000	2,117,367
	7.500% 01/01/14	500,000	504,430
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,388,353
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	1,500,000	1,452,975
Investor Owned Total			48,655,803
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	1,680,000	1,993,690
	Series 2003 C,
	5.375% 01/01/17	1,000,000	1,063,980
Joint Power Authority Total			3,057,670
Municipal Electric – 2.7%
GA Municipal Electric Authority
	Series 1991 V,
	6.600% 01/01/18	3,300,000	3,896,871

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
MN Western Municipal Power Agency
	Series 2003 B,
	Insured: MBIA
	5.000% 01/01/15	500,000	543,625
NY Long Island Power Authority
	Series 1998,
	Insured: AMBAC
	5.000% 04/01/10	2,000,000	2,095,800
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,069,600
PR Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,143,780
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	10,000,000	10,529,400
Municipal Electric Total			20,279,076
Water & Sewer – 1.1%
AZ Gilbert Water Resources Municipal Property Corp.
	Wastewater Systems & Utilities Revenue,
	Series 2004,
	4.900% 04/01/19	1,000,000	1,006,380
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/17	1,300,000	1,494,727
FL Key West
	Sewer Revenue,
	Series 2003,
	Insured: FGIC
	5.250% 10/01/18	1,000,000	1,087,170
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(k)	400,000	307,856
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	7.500% 07/01/18	375,000	423,364

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	4,068,992
Water & Sewer Total			8,388,489
UTILITIES TOTAL			88,137,053
	Total Municipal Bonds (cost of $687,050,328)		719,850,855
Municipal Preferred Stocks – 1.2%
HOUSING – 1.2%
Multi-Family – 1.2%
Charter Mac Equity Issuer Trust
	AMT,
	6.300% 04/30/19(f)	1,000,000	1,125,870
	Series 1999, AMT,
	6.625% 06/30/09(f)	2,000,000	2,113,280
	Series 2000, AMT,
	7.600% 11/30/10(f)	1,500,000	1,673,370
GMAC Municipal Mortgage Trust
	AMT:
	5.600% 10/31/39(f)	1,000,000	1,069,310
	5.700% 10/31/40(f)	1,500,000	1,552,695
MuniMae Trust
	AMT,
	5.800% 06/30/49(f)	1,000,000	1,076,150
Multi-Family Total			8,610,675
HOUSING TOTAL			8,610,675
	Total Municipal Preferred Stocks (cost of $8,000,000)		8,610,675

		Shares
Investment Companies – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	128,939	128,939
	Total Investment Companies (cost of $128,939)		128,939

		Par ($)
Short-Term Obligations – 2.8%
VARIABLE RATE DEMAND NOTES(l) – 2.8%
FL Orange County School Board
	Series 2000 B,
	Insured: AMBAC,
	LOC: Sun Trust Bank N.A.
	3.850% 08/01/25	1,175,000	1,175,000
	Series 2002 B,
	Insured: MBIA,
	SPA: SunTrust Bank N.A.
	3.850% 08/01/27	500,000	500,000
IA Finance Authority
	Village Court Associates,
	Series 1985 A,
	GTY AGMT: E.I. Dupont De Nemours
	3.810% 11/01/15	600,000	600,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(l) – (continued)
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation, Inc.,
	Series 1996,
	LOC: U.S. Bank N.A.
	3.790% 11/01/16	1,500,000	1,500,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: National City Bank
	3.830% 11/15/27	700,000	700,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	3.900% 10/01/32	1,670,000	1,670,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.900% 12/01/14	300,000	300,000
MN Higher Education Facilities Authority
	St. Olaf College:
	Series 2000 5-H,
	LOC: Harris Trust & Savings Bank
	3.850% 10/01/30	200,000	200,000
	Series 2002,
	LOC: Harris Trust N.A.
	3.850% 10/01/32	900,000	900,000
MS Jackson County Pollution Control
	Chevron Corp.:
	Series 1992,
	3.850% 12/01/16	500,000	500,000
	Series 1993,
	3.850% 06/01/23	300,000	300,000
NE Educational Finance Authority
	Creighton University,
	Series 2003,
	SPA: JPMorgan Chase Bank
	3.850% 03/01/33	300,000	300,000
SD County of Lawrence
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.810% 07/01/32	1,800,000	1,800,000
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA,
	SPA: U.S. Bank N.A.
	3.850% 09/01/27	300,000	300,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(l) – (continued)
TX Bell County Health Facilities Development Corp.
	Series 2000 B-1,
	Insured: MBIA,
	SPA: Morgan Guaranty Trust
	3.890% 08/15/29	990,000	990,000
TX Harris County Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 1984,
	3.750% 03/01/24	2,400,000	2,400,000
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA,
	SPA: Dexia Public Finance Bank
	3.850% 12/01/15	1,900,000	1,900,000
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.850% 08/15/30	300,000	300,000
WY Lincoln County Pollution Control Revenue
	Exxon Mobil Corp.,
	Series 1984 C,
	3.750% 11/01/14	1,500,000	1,500,000
WY Uinta County
	Chevron Corp.:
	Series 1993,
	3.850% 08/15/20	2,500,000	2,500,000
	Series 1997,
	3.850% 04/01/10	700,000	700,000
VARIABLE RATE DEMAND NOTES TOTAL			21,035,000

	Total Short-Term Obligations (cost of $21,035,000)		21,035,000

	Total Investments – 100.5% (cost of $716,214,267)(m)(n)		749,625,469

	Other Assets & Liabilities, Net – (0.5)%		(3,987,073)

	Net Assets – 100.0%		745,638,396

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At September 30, 2006, the value of this security represents 0.1% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
CA Statewide Communities Development Authority Crossroads School of Arts & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	265,000
	6.000% 08/01/28	08/31/98	700,000
$965,000

(c)	Security purchased on a delayed delivery basis.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2006, the value of this security represents less than 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $40,508,607, which represents 5.4% of net assets.

	Acquisition		Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$450,999

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2006, the total market value of securities pledged amounted to $1,636,272.

(i)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(j)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2006, the value of this security represents less than 0.1% of net assets.

(l)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2006.

(m)	Cost for federal income tax purposes is $715,922,291.

(n)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$36,374,688	$(2,671,510)	$33,703,178

At September 30, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	535	$57,813,438	$57,241,207	Dec-06	$(572,231)
U.S. Treasury Bonds	139	15,624,469	15,335,158	Dec-06	(289,311)
					$(861,542)

At September 30, 2006, the Trust held the following forward interest rate swap contract:

Notional Amount	Effective Date	Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Depreciation
25,000,000	11/07/06	11/07/21	JPMorgan Chase Bank	(Pay)	4.168%	BMA Index	$(736,550)

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guarantee Agreement
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks – 100.1%
CONSUMER DISCRETIONARY – 9.8%
Auto Components – 0.9%
BorgWarner, Inc.	79,900	4,567,883
Modine Manufacturing Co.	124,243	3,022,832
Auto Components Total		7,590,715
Distributors – 0.3%
Building Material Holding Corp.	106,186	2,762,960
Distributors Total		2,762,960
Hotels, Restaurants & Leisure – 2.1%
Bob Evans Farms, Inc.	94,490	2,861,157
Jack in the Box, Inc. (a)	18,832	982,654
Landry’s Restaurants, Inc.	132,500	3,994,875
Multimedia Games, Inc. (a)	169,963	1,543,264
Scientific Games Corp., Class A (a)	150,060	4,771,908
Vail Resorts, Inc. (a)	80,000	3,201,600
Hotels, Restaurants & Leisure Total		17,355,458
Household Durables – 1.9%
American Greetings Corp., Class A	290,500	6,716,360
CSS Industries, Inc.	82,700	2,457,844
Furniture Brands International, Inc.	147,520	2,808,781
Kimball International, Inc., Class B	178,134	3,437,986
Household Durables Total		15,420,971
Media – 0.3%
4Kids Entertainment, Inc. (a)	157,400	2,597,100
Scholastic Corp. (a)	1,141	35,542
Media Total		2,632,642
Specialty Retail – 2.6%
Borders Group, Inc.	128,180	2,614,872
GameStop Corp., Class A (a)	95,840	4,435,475
Monro Muffler, Inc.	136,666	4,648,011
Payless Shoesource, Inc. (a)	106,080	2,641,392
Rent-A-Center, Inc. (a)	150,550	4,409,610
Zale Corp. (a)	110,580	3,067,489
Specialty Retail Total		21,816,849
Textiles, Apparel & Luxury Goods – 1.7%
Delta Apparel, Inc.	99,200	1,935,392
Hampshire Group Ltd. (a)	185,100	2,291,538
Hartmarx Corp. (a)	340,836	2,307,460
Stride Rite Corp.	163,800	2,286,648

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Wolverine World Wide, Inc.	193,760	5,485,345
Textiles, Apparel & Luxury Goods Total		14,306,383
CONSUMER DISCRETIONARY TOTAL		81,885,978
CONSUMER STAPLES – 3.4%
Food & Staples Retailing – 1.0%
BJ’s Wholesale Club, Inc. (a)	71,700	2,092,206
Weis Markets, Inc.	160,730	6,397,054
Food & Staples Retailing Total		8,489,260
Food Products – 2.4%
Flowers Foods, Inc.	99,859	2,684,210
J&J Snack Foods Corp.	88,234	2,744,077
Lancaster Colony Corp.	77,080	3,450,101
Lance, Inc.	129,300	2,847,186
Maui Land & Pineapple Co., Inc. (a)	79,250	2,351,348
Premium Standard Farms, Inc.	115,186	2,194,293
Ralcorp Holdings, Inc. (a)	76,800	3,704,064
Food Products Total		19,975,279
CONSUMER STAPLES TOTAL		28,464,539
ENERGY – 5.5%
Energy Equipment & Services –2.3%
Complete Production Services, Inc. (a)	73,404	1,448,995
Grey Wolf, Inc. (a)	499,500	3,336,660
Lone Star Technologies, Inc. (a)	42,920	2,076,469
Lufkin Industries, Inc.	114,378	6,052,884
Oil States International, Inc. (a)	62,170	1,709,675
Superior Well Services, Inc. (a)	38,200	756,360
TriCo Marine Services, Inc. (a)	125,159	4,224,116
Energy Equipment & Services Total		19,605,159
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc. (a)	118,940	1,874,494
Bois d’Arc Energy, Inc. (a)	117,354	1,795,516
Comstock Resources, Inc. (a)	50,950	1,383,293
Harvest Natural Resources, Inc. (a)	231,000	2,390,850
Houston Exploration Co. (a)	39,260	2,165,189
Nordic American Tanker Shipping	99,927	3,477,460
Peabody Energy Corp.	72,200	2,655,516
Range Resources Corp.	188,280	4,752,187
Stone Energy Corp. (a)	56,650	2,293,192

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Swift Energy Co. (a)	46,930	1,962,613
Western Refining, Inc.	74,710	1,736,260
Oil, Gas & Consumable Fuels Total		26,486,570
ENERGY TOTAL		46,091,729
FINANCIALS – 29.9%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	76,480	4,636,218
Thomas Weisel Partners Group, Inc. (a)	133,877	2,148,726
Capital Markets Total		6,784,944
Commercial Banks – 12.1%
BancFirst Corp.	60,070	2,806,470
BancTrust Financial Group, Inc.	116,698	3,254,707
Bank of Granite Corp.	208,865	3,661,403
Bryn Mawr Bank Corp.	135,364	2,991,544
Capitol Bancorp Ltd.	144,649	6,436,880
Central Pacific Financial Corp.	83,550	3,056,259
Chemical Financial Corp.	150,989	4,481,354
Chittenden Corp.	148,650	4,264,769
Citizens Banking Corp.	163,030	4,281,168
City Holding Co.	84,100	3,353,067
Columbia Banking System, Inc.	104,650	3,349,847
Community Trust Bancorp, Inc.	120,094	4,521,539
First Citizens BancShares, Inc., Class A	13,180	2,518,698
First Financial Bankshares, Inc.	85,838	3,274,720
First Financial Corp.	110,950	3,540,415
Mass Financial Corp., Class A (a)	283,170	336,972
Merchants Bancshares, Inc.	113,882	2,676,227
Mid-State Bancshares	182,910	5,004,418
Northrim BanCorp, Inc.	117,760	3,108,864
S&T Bancorp, Inc.	103,900	3,376,750
Sandy Spring Bancorp, Inc.	70,950	2,508,792
Sterling Bancorp NY	145,320	2,856,991
Susquehanna Bancshares, Inc.	165,600	4,047,264
Taylor Capital Group, Inc.	112,700	3,330,285
TriCo Bancshares	148,573	3,677,182
Trustmark Corp.	84,200	2,646,406
UMB Financial Corp.	152,700	5,584,239
Whitney Holding Corp.	159,120	5,691,722
Commercial Banks Total		100,638,952

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.7%
Advance America Cash Advance Centers, Inc.	405,910	5,853,222
Cash America International, Inc.	219,800	8,589,784
Consumer Finance Total		14,443,006
Diversified Financial Services – 0.4%
Medallion Financial Corp.	281,900	3,109,357
Diversified Financial Services Total		3,109,357
Insurance – 7.3%
American Physicians Capital, Inc. (a)	82,012	3,967,740
Argonaut Group, Inc. (a)	84,700	2,628,241
Baldwin & Lyons, Inc., Class B	114,628	2,776,290
CNA Surety Corp. (a)	219,000	4,423,800
Commerce Group, Inc.	136,684	4,107,354
Delphi Financial Group, Inc., Class A	160,403	6,396,872
Harleysville Group, Inc.	99,450	3,479,755
Horace Mann Educators Corp.	211,259	4,062,511
KMG America Corp. (a)	342,476	2,517,199
National Western Life Insurance Co., Class A (a)	11,207	2,576,377
Navigators Group, Inc. (a)	151,916	7,293,487
Phoenix Companies, Inc.	323,800	4,533,200
ProCentury Corp.	267,141	4,007,115
RLI Corp.	78,481	3,986,050
United America Indemnity Ltd., Class A (a)	188,910	4,244,808
Insurance Total		61,000,799
Real Estate Investment Trusts (REITs) – 6.8%
Cousins Properties, Inc., REIT	74,480	2,547,961
Crescent Real Estate Equities Co., REIT	168,811	3,681,768
Entertainment Properties Trust, REIT	61,319	3,024,253
Equity One, Inc., REIT	174,063	4,172,290
Franklin Street Properties Corp., REIT	216,810	4,305,847
Getty Realty Corp., REIT	124,030	3,631,598
Healthcare Realty Trust, Inc.	134,250	5,156,542
Highland Hospitality Corp., REIT	242,900	3,480,757
Lexington Corporate Properties Trust, REIT	184,425	3,906,121
Mid-America Apartment Communities, Inc., REIT	106,240	6,504,013
Potlatch Corp., REIT	100,212	3,717,865

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Strategic Hotels & Resorts, Inc., REIT	214,800	4,270,224
U-Store-It Trust, REIT	79,062	1,696,671
Universal Health Realty Income Trust, REIT	91,030	3,263,426
Urstadt Biddle Properties, Inc., Class A, REIT	178,530	3,243,890
Real Estate Investment Trusts (REITs) Total		56,603,226
Thrifts & Mortgage Finance – 0.8%
Corus Bankshares, Inc.	195,793	4,377,932
TrustCo Bank Corp. NY	232,760	2,523,118
Thrifts & Mortgage Finance Total		6,901,050
FINANCIALS TOTAL		249,481,334
HEALTH CARE – 9.3%
Health Care Equipment & Supplies – 2.6%
Analogic Corp.	47,330	2,428,976
DJO, Inc. (a)	62,360	2,589,811
Greatbatch, Inc. (a)	88,334	1,998,115
Haemonetics Corp. (a)	97,360	4,556,448
STERIS Corp.	225,060	5,414,943
Viasys Healthcare, Inc. (a)	77,800	2,119,272
Vital Signs, Inc.	37,570	2,126,838
Health Care Equipment & Supplies Total		21,234,403
Health Care Providers & Services – 5.0%
Cross Country Healthcare, Inc. (a)	208,340	3,541,780
Genesis HealthCare Corp. (a)	106,250	5,060,688
Gentiva Health Services, Inc. (a)	218,500	3,592,140
Hooper Holmes, Inc. (a)	356,300	1,200,731
Kindred Healthcare, Inc. (a)	191,200	5,684,376
Owens & Minor, Inc.	105,630	3,474,171
Pediatrix Medical Group, Inc. (a)	176,000	8,025,600
RehabCare Group, Inc. (a)	91,770	1,202,187
Res-Care, Inc. (a)	192,270	3,862,704
Symbion, Inc. (a)	122,420	2,247,631
U.S. Physical Therapy, Inc. (a)	126,970	1,513,482
United Surgical Partners International, Inc. (a)	96,200	2,388,646
Health Care Providers & Services Total		41,794,136
Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	57,620	4,075,463
PAREXEL International Corp. (a)	175,500	5,807,295

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Varian, Inc. (a)	47,560	2,181,577
Life Sciences Tools & Services Total		12,064,335
Pharmaceuticals – 0.3%
Alpharma, Inc., Class A	108,360	2,534,540
Pharmaceuticals Total		2,534,540
HEALTH CARE TOTAL		77,627,414
INDUSTRIALS – 17.0%
Aerospace & Defense – 2.5%
AAR Corp. (a)	200,402	4,777,584
Esterline Technologies Corp. (a)	137,800	4,652,128
Moog, Inc., Class A (a)	68,920	2,388,767
Precision Castparts Corp.	142,450	8,997,142
Aerospace & Defense Total		20,815,621
Airlines – 1.0%
JetBlue Airways Corp. (a)	255,600	2,369,412
Republic Airways Holdings, Inc. (a)	142,140	2,206,013
Skywest, Inc.	149,700	3,670,644
Airlines Total		8,246,069
Building Products – 1.3%
Goodman Global, Inc. (a)	128,532	1,715,902
Lennox International, Inc.	93,040	2,130,616
NCI Building Systems, Inc. (a)	124,680	7,252,636
Building Products Total		11,099,154
Commercial Services & Supplies – 3.7%
ABM Industries, Inc.	149,500	2,804,620
Casella Waste Systems, Inc., Class A (a)	210,030	2,171,710
CBIZ, Inc. (a)	189,205	1,381,196
Consolidated Graphics, Inc. (a)	121,700	7,322,689
Healthcare Services Group, Inc.	175,155	4,406,900
IKON Office Solutions, Inc.	164,190	2,206,714
Korn/Ferry International (a)	143,050	2,995,467
TeleTech Holdings, Inc. (a)	295,700	4,621,791
United Stationers, Inc. (a)	67,030	3,117,565
Commercial Services & Supplies Total		31,028,652
Construction & Engineering – 2.0%
EMCOR Group, Inc. (a)	93,300	5,116,572
KHD Humboldt Wedag International Ltd. (a)	268,200	8,746,002

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Washington Group International, Inc. (a)	44,820	2,638,105
Construction & Engineering Total		16,500,679
Electrical Equipment – 2.0%
Belden CDT, Inc.	91,350	3,492,311
Genlyte Group, Inc. (a)	107,136	7,628,083
Woodward Governor Co.	158,000	5,299,320
Electrical Equipment Total		16,419,714
Machinery – 1.8%
EnPro Industries, Inc. (a)	150,800	4,533,048
Harsco Corp.	107,500	8,347,375
Kadant, Inc. (a)	66,904	1,643,162
Machinery Total		14,523,585
Road & Rail – 1.5%
Dollar Thrifty Automotive Group, Inc. (a)	47,200	2,103,704
Ryder System, Inc.	63,900	3,302,352
Swift Transportation Co., Inc. (a)	61,510	1,459,017
Werner Enterprises, Inc.	299,150	5,597,097
Road & Rail Total		12,462,170
Trading Companies & Distributors – 0.9%
Kaman Corp.	133,880	2,411,179
Watsco, Inc.	112,430	5,172,904
Trading Companies & Distributors Total		7,584,083
Transportation Infrastructure – 0.3%
Interpool, Inc.	126,136	2,833,014
Transportation Infrastructure Total		2,833,014
INDUSTRIALS TOTAL		141,512,741
INFORMATION TECHNOLOGY – 15.0%
Communications Equipment – 1.8%
Anaren, Inc. (a)	246,650	5,196,915
Black Box Corp.	57,829	2,250,705
Dycom Industries, Inc. (a)	180,500	3,880,750
Polycom, Inc. (a)	91,700	2,249,401
Tollgrade Communications, Inc. (a)	151,910	1,359,595
Communications Equipment Total		14,937,366
Computers & Peripherals – 1.4%
Electronics for Imaging, Inc. (a)	172,150	3,938,792
Emulex Corp. (a)	163,860	2,977,336
Imation Corp.	75,200	3,019,280

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Mobility Electronics, Inc. (a)	245,284	1,363,779
Computers & Peripherals Total		11,299,187
Electronic Equipment & Instruments – 3.5%
Agilysys, Inc.	117,179	1,645,193
Anixter International, Inc.	78,900	4,455,483
Benchmark Electronics, Inc. (a)	177,250	4,764,480
Brightpoint, Inc. (a)	372,514	5,297,149
Coherent, Inc. (a)	74,168	2,570,663
MTS Systems Corp.	104,882	3,391,884
NAM TAI Electronics, Inc.	206,620	2,539,360
Vishay Intertechnology, Inc. (a)	316,700	4,446,468
Electronic Equipment & Instruments Total		29,110,680
Internet Software & Services – 0.2%
Digitas, Inc. (a)	119,520	1,149,782
Keynote Systems, Inc. (a)	69,450	731,309
Internet Software & Services Total		1,881,091
IT Services – 1.5%
Acxiom Corp.	55,396	1,366,065
CSG Systems International, Inc. (a)	54,868	1,450,161
MAXIMUS, Inc.	63,990	1,670,139
MPS Group, Inc. (a)	522,950	7,901,775
IT Services Total		12,388,140
Semiconductors & Semiconductor Equipment – 4.3%
Actel Corp. (a)	165,591	2,574,940
Advanced Energy Industries, Inc. (a)	144,920	2,469,437
Asyst Technologies, Inc. (a)	293,628	1,984,925
ATMI, Inc. (a)	97,520	2,834,906
Brooks Automation, Inc. (a)	118,765	1,549,883
Cabot Microelectronics Corp. (a)	61,240	1,764,937
Cymer, Inc. (a)	60,120	2,639,869
Exar Corp. (a)	179,900	2,390,871
Fairchild Semiconductor International, Inc. (a)	207,600	3,882,120
MEMC Electronic Materials, Inc. (a)	91,780	3,361,901
Standard Microsystems Corp. (a)	160,900	4,572,778
Varian Semiconductor Equipment Associates, Inc. (a)	95,275	3,496,593
Veeco Instruments, Inc. (a)	121,530	2,448,830
Semiconductors & Semiconductor Equipment Total		35,971,990

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 2.3%
Captaris, Inc. (a)	370,200	2,169,372
Lawson Software, Inc. (a)	439,050	3,183,113
MSC.Software Corp. (a)	236,400	3,640,560
Sybase, Inc. (a)	151,650	3,675,996
Synchronoss Technologies, Inc. (a)	214,846	2,036,740
Transaction Systems Architects, Inc. (a)	124,700	4,279,704
Software Total		18,985,485
INFORMATION TECHNOLOGY TOTAL		124,573,939
MATERIALS – 6.0%
Chemicals – 1.5%
H.B. Fuller Co.	249,000	5,836,560
Minerals Technologies, Inc.	69,150	3,692,610
Sensient Technologies Corp.	170,600	3,338,642
Chemicals Total		12,867,812
Construction Materials – 0.6%
Eagle Materials, Inc.	155,500	5,237,240
Construction Materials Total		5,237,240
Containers & Packaging – 1.5%
AptarGroup, Inc.	81,200	4,131,456
Greif, Inc., Class A	105,100	8,419,561
Containers & Packaging Total		12,551,017
Metals & Mining – 1.6%
Carpenter Technology Corp.	43,870	4,716,463
Metal Management, Inc.	71,770	1,998,077
RTI International Metals, Inc. (a)	78,000	3,399,240
Worthington Industries, Inc.	175,650	2,996,589
Metals & Mining Total		13,110,369
Paper & Forest Products – 0.8%
Glatfelter Co.	247,650	3,355,658

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Mercer International, Inc. (a)	322,200	3,041,568
Paper & Forest Products Total		6,397,226
MATERIALS TOTAL		50,163,664
TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
North Pittsburgh Systems, Inc.	112,313	2,826,918
Diversified Telecommunication Services Total		2,826,918
TELECOMMUNICATION SERVICES TOTAL		2,826,918
UTILITIES – 3.8%
Electric Utilities – 2.1%
ALLETE, Inc.	64,800	2,815,560
El Paso Electric Co. (a)	178,600	3,989,924
Maine & Maritimes Corp. (a)	35,700	597,975
MGE Energy, Inc.	93,196	3,017,686
Otter Tail Corp.	119,250	3,486,870
Puget Energy, Inc.	172,000	3,909,560
Electric Utilities Total		17,817,575
Gas Utilities – 0.9%
Northwest Natural Gas Co.	88,800	3,488,064
WGL Holdings, Inc.	128,400	4,024,056
Gas Utilities Total		7,512,120
Multi-Utilities – 0.8%
CH Energy Group, Inc.	122,050	6,281,914
Multi-Utilities Total		6,281,914
UTILITIES TOTAL		31,611,609
Total Common Stocks (cost of $604,153,805)		834,239,865

	Par ($)
Short-Term Obligation – 0.2%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.95%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $2,133,338 (repurchase proceeds $2,089,862)	2,089,000	2,089,000

Total Short-Term Obligation (cost of $2,089,000)		2,089,000

Total Investments – 100.3% (cost of $606,242,805)(b)(c)	836,328,865

Other Assets & Liabilities, Net – (0.3)%	(2,748,586)

Net Assets – 100.0%	833,580,279

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $606,242,805.

(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$248,742,847	$(18,656,787)	$230,086,060

Acronym	Name

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006